                       STRADLEY RONON STEVENS & YOUNG, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8000

                                                            1933 Act Rule 497(j)
                                                     1933 Act File No. 033-38074
                                                     1940 Act File No. 811-06260

Direct Dial: (215) 564-8074

                                November 1, 2005

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

                  Re:      Quaker Investment Trust
                           File Nos. 033-38074 and 811-06260
                           Rule 497(j) Filing

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  this letter serves as  certification  that the forms of Prospectus  and Statements of
Additional  Information  that would have been filed under  paragraph (c) of Rule
497  would  not  have   differed  from  those   incorporated   by  reference  in
Post-Effective  Amendment  Nos.  34/32 to the  Registration  Statement of Quaker
Investment  Trust,  which was filed with the Securities and Exchange  Commission electronically on October 28, 2005.

     Please direct any questions or comments  relating to this  certification to me or, in my absence, to Alan R. Gedrich, Esquire at (215) 564-8050.

                                                              Very truly yours,

                                                              /s/ JoonWon Choe
                                                              JoonWon Choe